Benefit Plans (Weighted Average Assumptions Used to Determine Benefit Obligations) (Details) - Pension [Member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate for obligations	4.35%	3.66%	4.28%
Rate of compensation increases	3.94%	3.94%	3.94%